SIMPSON THACHER & BARTLETT LLP

900 G Street, N.W.

Washington, D.C. 20001

March 17, 2022

Re:	Western Asset High Income Fund II Inc. (the “Fund”)

Registration Statement on Form N-2, File Nos. 811-08709, 333-261721

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Western Asset High Income Fund II Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), that was originally filed with the Securities and Exchange Commission on December 17, 2021. The Registration Statement is being filed to register sales of the Fund’s common stock and subscription rights to purchase shares of the Fund’s common stock pursuant to Rule 415 under the 1933 Act and pursuant to General Instruction A.2 of Form N-2.

Any questions or communications regarding this filing should be directed to the undersigned at Ryan.Brizek@stblaw.com or (202) 636-5806.

Very truly yours,

/s/ Ryan Brizek

Ryan Brizek

cc:	George Hoyt, Franklin Templeton
David W. Blass, Simpson Thacher & Bartlett LLP
Debbie Sutter, Simpson Thacher & Bartlett LLP